Convertible Instruments (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Fair Value of Warrants

The fair value of the warrants was determined using a Black-Scholes option model using the following assumptions:

	Warrants issued on September 26, 2014	Warrants issued on February 6, 2015
Risk free interest rate	1.82%	1.48%
Expected life	5 years	5 years
Expected volatility	136%	119%
Dividend yield	0.00%	0.00%

The fair value of the warrants was determined using a Black-Scholes option model using the following assumptions:

	Warrants issued on September 26,2014	Warrants issued on February 6, 2015
Risk free interest rate	1.82%	1.48%
Expected life	5 years	5 years
Expected volatility	136%	119%
Dividend yield	0.00%	0.00%

Allocation of Cash Proceeds Derivative Liability at Its Fair Value and Warrant at Its Relative Fair Value, with Residual Allocation of Host AVCP Note Agreement

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative liability at its fair value and then to the warrants at their relative fair value, with the residual allocated to the host AVCP Convertible Notes as presented below.

		Six-months Ended November 30, 2015
	May 31, 2015	Debt Discount	Fair Value	Conversion	November 30, 2015
AVCP Convertible note payable	$2,637,618	$94,344	$—	$(2,731,962)	$—
Compound embedded derivative	2,008,907	—	(646,505)	(1,362,402)	—
Warrants (equity allocation)	215,732	—	—	—	—
Accrued interest on note payable				(35,627)
Fair Value of Common Stock Issued				4,714,168
Loss on conversion				(584,177)

	$4,862,257	$94,344	$(646,505)	$—	$—

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative liability at its fair value and then to the warrants at their relative fair value, with the residual allocated to the host AVCP Notes as follows:

	September 26, 2014	February 6, 2015	Debt Discount	Fair Value	May 31, 2015
AVCP convertible notes payable	$1,074,617	$1,039,387	$523,614	$—	$2,637,618
Compound embedded derivative	767,038	403,226	—	838,643	2,008,907
Warrants (equity allocation)	158,345	57,387	—	—	215,732

	$2,000,000	$1,500,000	$523,614	$838,643	$4,862,257

Short-Term Convertible Notes
Activity Related to Notes

Activity related to the Short-Term Convertible Notes for the six-months ended November 30, 2015, and fiscal year ended May 31, 2015 was as follows:

	November 30, 2015	May 31, 2015
Face amount of Notes	$3,981,050	$3,981,050
Unamortized discounts	—	$(2,390,063)
Tender offer conversions	(2,693,800)	—
Conversions	(525,000)	—
Payments upon maturity	(762,250)	—

Total carrying value of Notes	$—	$1,590,987

The unamortized discounts are fully amortized upon any conversion of the Notes before maturity. Activity related to the Notes was as follows:

May 31, 2015
Face amount of Notes	$3,981,050

Unamortized discount	(2,390,063)
Repayments	—
Conversions	—

Total carrying value of Notes	$1,590,987

2013 Convertible Notes
Activity Related to Notes

Activity related to the Notes was as follows:

	May 31, 2015	May 31, 2014
Face amount of Notes	$4,271,250	$7,221,250

Unamortized discount	(6,529)	(1,932,566)
Repayments	—	(500,000)
Conversions	(4,221,250)	(2,450,000)

Total carrying value of Notes	$43,471	$2,338,684

Short-term portion of Notes	$43,471	$—

Long-term portion of Notes	$—	$2,338,684

Investor Warrants
Weighted Average Assumptions to Value Investor Warrants

The Company utilized the following weighted-average assumptions to value the above investor warrants:

2015
Expected dividend yield	0%
Stock price volatility	88.79%
Expected term	5 years
Risk-free interest rate	1.46%-1.58%
Grant-date fair value	$0.52-$0.76

The Company utilized the following weighted-average assumptions to value the warrants:

	2015	2014
Expected dividend yield	0%	0%
Stock price volatility	80.68%	78-93%
Expected term	.50 yr	3-5 years
Risk-free interest rate	0.12%	.64-1.42%
Grant-date fair value	$0.15	$.66-$.72

Detachable Common Stock Warrants
Weighted Average Assumptions to Value Investor Warrants

The Company determined the fair value of the new warrants using the Black-Scholes option pricing model utilizing certain weighted-average assumptions, such as expected stock price volatility, term of the warrants, risk-free interest rate and expected dividend yield at the commitment date.

2015
Expected dividend yield	0%
Stock price volatility	88.79%
Expected term	5 years
Risk-free interest rate	1.46%-1.58%
Grant-date fair value	$0.52-$0.76

The Company determined the fair value of the new warrants using the Black-Scholes option pricing model utilizing certain weighted-average assumptions, such as expected stock price volatility, term of the warrants, risk-free interest rate and expected dividend yield at the commitment date.

2015
Expected dividend yield	0%
Stock price volatility	64.56% -69.30%
Expected term	1 year
Risk-free interest rate	.33%
Grant-date fair value	$0.15-$0.18

The Company utilized the following weighted-average assumptions to value the above investor warrants:

2015
Expected dividend yield	0%
Stock price volatility	88.79%
Expected term	5 years
Risk-free interest rate	1.46%-1.58%
Grant-date fair value	$0.52-$0.76